ASSET ACQUISITION (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable	$ 818,000	$ 767,000	$ 629,000
Total Net Assets Acquired	2,886
Fair value of promissory note	$ 1,136,000	3,000,000.0
Net book value of assets acquired
Cash		34,000
Accounts receivable		437,000
Inventory		522,000
Prepaids and other assets		115,000
Property, plant and equipment		3,497,000
Intangible assets		62,000
Right-of-use asset		311,000
Liabilities assumed		(2,012,000)
Total Net Assets Acquired		2,966,000
Fair value [Member]
Fair value of promissory note		2,960,000
Fair value of options issued		6,000
Total fair value of consideration		$ 2,966,000